PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Buildings	254,577	277,569	39,870
Medical equipment	404,050	458,843	65,909
Electronic and office equipment	19,564	20,983	3,014
Motor vehicles	2,993	2,993	430
Leasehold improvement and building improvements	14,050	80,922	11,624
Construction in progress	823,361	1,390,495	199,732
Total	1,518,595	2,231,805	320,579
Less: accumulated depreciation	(275,627)	(314,151)	(45,125)
Impairment charges	(23,659)	(18,793)	(2,700)
	1,219,309	1,898,861	272,754